Note 9 - Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Federal Home Loan Bank Advances, Disclosure [Text Block]
(9)	Federal Home Loan Bank Advances

At December 31, 2021 the Company had no outstanding advances from the FHLB of Cincinnati, compared to $3,638,000 in outstanding advances from the FHLB of Cincinnati at December 31, 2020. During the year ended December 31, 2021, management made a strategic decision to utilize excess liquidity to pay off these advances. The weighted average rate of the total borrowings at December 31, 2020 was 2.68%. Advances from the FHLB of Cincinnati are collateralized by a blanket security agreement which includes Wilson Bank's 1-4 family loans. The Company’s additional borrowing capacity from the FHLB of Cincinnati was $426,347,000 at December 31, 2021.

Required future principal payments on Federal Home Loan Bank borrowings for the year ended  December 31, 2020 were as follows:

(In Thousands)
Maturity	Total
2021	$1,350
2022	1,350
2023	788
2024	150
2025	—
Thereafter	—
Total	$3,638